Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Profit attributable to Ecopetrol's shareholders	$ 13,744,011	$ 11,381,386	$ 7,178,539
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 334.3	$ 276.8	$ 174.6